FVM - Financial instruments not measured at fair value - Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Amounts due to banks	$ 15,202	$ 16,649	$ 13,101
Payables from securities financing transactions	5,956	7,110	5,533
Cash collateral payables on derivative instruments	40,468	39,609	31,798
Customer deposits	512,216	541,470	542,007
Debt issued measured at amortized cost	121,896	131,492	139,155
Other financial liabilities measured at amortized cost excluding lease liabilities	6,700	6,200	5,400
Not measured at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Amounts due to banks	15,200	16,600	13,100
Payables from securities financing transactions	6,000	7,100	5,500
Cash collateral payables on derivative instruments	40,500	39,600	31,800
Customer deposits	512,100	541,400	542,000
Debt issued measured at amortized cost	120,000	132,200	141,100
Other financial liabilities measured at amortized cost excluding lease liabilities	$ 6,700	$ 6,200	$ 5,400